Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Operating activities
Net loss	$ (40,952)	$ (70,848)
Adjustments for items not effecting cash and cash equivalents
Income tax recovery	(922)	381
Deferred income tax recovery	(6,722)	(3,296)
Accretion expense	4,338	4,766
Fee for services and interest paid in shares and warrants	278	100
Depreciation and amortization	32,761	30,169
Revaluation of put option liability	(1,932)	(10,497)
Gain on revaluation of convertible debenture	(505)
Gain on extinguishment of debenture		354
Impairment loss	34,265	48,681
(Loss) gain on foreign exchange	(134)	310
Other losses	55
Share-based compensation	5,034	8,080
Loss on extinguishment financial liability		418
(Loss) gain on revaluation of marketable securities	(40)	489
Net cash flows used in operations	25,524	9,107
Changes in non-cash working capital
Trade and other receivables	627	(738)
Inventory	(2,867)	(2,865)
Loan receivable		(2,997)
Prepaid expenses and deposits	2,001	149
Accounts payable and accrued liabilities	(5,344)	1,198
Deferred revenue	720	641
Net cash provided by operating activities	20,661	4,495
Investing activities
Purchase of property and equipment	(5,786)	(7,759)
Purchase of intangible assets	(295)	(1,296)
Proceeds from the sale of marketable securities	95
Business Combinations, net of cash acquired	270	463
Net cash (used in) investing activities	(5,716)	(8,592)
Financing activities
Repayment of interest bearing loans and borrowings	(2,925)	(1,901)
Proceeds from interest bearing loans net of issue costs	2,673
Repayment of notes payable	(59)	(15,100)
Proceeds from notes payable		25,827
Repayment of convertible debentures		(2,794)
Lease liability payments	(11,065)	(9,831)
Share issuance costs	(28)	(974)
Partner distributions	(461)	(1,961)
Proceeds from equity financing		10,645
Proceeds from equity financing through ATM	2,442	8,807
Warrants exercised		2,140
Options exercised	161	309
Net cash (used in) provided by financing activities	(9,262)	15,167
Effect of foreign exchange on cash	(646)
Net increase in cash	5,037	11,070
Cash and cash equivalents, beginning of period	25,084	14,014
Cash and cash equivalents, end of period	$ 30,121	$ 25,084